
This amendment (check only one): [ ] is a restatement
                                 [x] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing
is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing



Christopher Harrison

London
23rd JANUARY 2008

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE



                                                                 Value        Shares   Invest   Other    Voting
Name of Issuer                  Title of Class ID_CUSIP          (x$1000)       No.    Discret Managers  Authority
ARCHER-DANIELS-MIDLAND CO       Common Share   039483102           49,680    1,070,000   YES     None     Sole
ALLSTATE CORP                   Common Share   020002101           35,511      679,900   YES     None     Sole
METLIFE INC                     Common Share   59156R108           27,372      444,200   YES     None     Sole
CHESAPEAKE ENERGY CORP          Common Share   165167107           39,318    1,003,000   YES     None     Sole
REINSURANCE GROUP OF AMERICA    Common Share   759351109           10,596      201,900   YES     None     Sole
MICROSOFT CORP                  Common Share   594918104           33,820      950,000   YES     None     Sole
JOHNSON & JOHNSON               Common Share   478160104           33,350      500,000   YES     None     Sole
TORCHMARK CORP                  Common Share   891027104           22,342      369,100   YES     None     Sole